DBX ETF Trust

Schedule of Investments

Xtrackers Short Duration High Yield Bond ETF

November 30, 2021 (Unaudited)

	Principal Amount	Value

CORPORATE BONDS - 96.2%
Basic Materials - 2.6%
Chemicals - 1.1%
Consolidated Energy Finance SA, 144A,
6.50%, 5/15/26	$150,000	$154,411
INEOS Quattro Finance 2 PLC, 144A,
3.375%, 1/15/26	115,000	114,608
NOVA Chemicals Corp.
144A, 4.875%, 6/1/24	244,000	253,356
144A, 5.00%, 5/1/25	50,000	52,479
TPC Group, Inc., 144A,
10.50%, 8/1/24	175,000	124,648
Tronox, Inc., 144A,
6.50%, 5/1/25	219,000	229,560

(Cost $970,797)		929,062

Iron/Steel - 0.4%
Cleveland-Cliffs, Inc.
144A, 9.875%, 10/17/25	109,000	122,778
144A, 6.75%, 3/15/26	230,000	243,455

(Cost $371,990)		366,233

Mining - 1.1%
Arconic Corp., 144A,
6.00%, 5/15/25	150,000	156,640
FMG Resources August 2006 Pty Ltd., 144A,
5.125%, 5/15/24	217,000	228,258
Freeport-McMoRan, Inc.
3.875%, 3/15/23	184,000	189,553
4.55%, 11/14/24	85,000	91,072
Hudbay Minerals, Inc., 144A,
4.50%, 4/1/26	85,000	83,686
Novelis Corp., 144A,
3.25%, 11/15/26	150,000	150,097

(Cost $900,712)		899,306

Communications - 13.8%
Advertising - 0.1%
Outfront Media Capital LLC / Outfront Media Capital Corp., 144A,
6.25%, 6/15/25
(Cost $66,654)	65,000	67,727

Internet - 0.7%
Cogent Communications Group, Inc., 144A,
3.50%, 5/1/26	120,000	120,517
NortonLifeLock, Inc.
3.95%, 6/15/22	61,000	61,130
144A, 5.00%, 4/15/25	115,000	116,427
Photo Holdings Merger Sub, Inc., 144A,
8.50%, 10/1/26	150,000	150,835
Uber Technologies, Inc., 144A,
7.50%, 5/15/25	175,000	184,611

(Cost $639,416)		633,520

Media - 4.7%
AMC Networks, Inc.
5.00%, 4/1/24	96,000	96,681
4.75%, 8/1/25	215,000	218,813
CCO Holdings LLC / CCO Holdings Capital Corp., 144A,
4.00%, 3/1/23	68,000	68,061
CSC Holdings LLC
5.875%, 9/15/22	154,000	157,659
5.25%, 6/1/24	139,000	144,515
Diamond Sports Group LLC / Diamond Sports Finance Co., 144A,
5.375%, 8/15/26(a)	627,000	278,974
DISH DBS Corp.
5.875%, 7/15/22	370,000	375,049
5.00%, 3/15/23	278,000	281,186
5.875%, 11/15/24	405,000	410,358
7.75%, 7/1/26	455,000	468,334
Gray Television, Inc., 144A,
5.875%, 7/15/26	140,000	144,427
iHeartCommunications, Inc.,
6.375%, 5/1/26	130,000	134,809
Meredith Corp.,
6.875%, 2/1/26(a)	148,000	153,088
Quebecor Media, Inc.,
5.75%, 1/15/23	157,000	163,745
Radiate Holdco LLC / Radiate Finance, Inc., 144A,
4.50%, 9/15/26	200,000	199,128
Sirius XM Radio, Inc., 144A,
3.125%, 9/1/26	170,000	167,744
TEGNA, Inc., 144A,
4.75%, 3/15/26	102,000	105,249
Univision Communications, Inc., 144A,
5.125%, 2/15/25	272,000	276,187
Videotron Ltd., 144A,
5.375%, 6/15/24	111,000	118,889

(Cost $4,103,780)		3,962,896

Telecommunications - 8.3%
Cincinnati Bell, Inc., 144A,
7.00%, 7/15/24	62,000	63,085
CommScope Technologies LLC, 144A,
6.00%, 6/15/25	241,000	233,150
CommScope, Inc., 144A,
6.00%, 3/1/26	340,000	348,289
Connect Finco SARL / Connect US Finco LLC, 144A,
6.75%, 10/1/26	400,000	417,572
DKT Finance ApS, 144A,
9.375%, 6/17/23	200,000	203,000
Hughes Satellite Systems Corp.
5.25%, 8/1/26	125,000	136,181
6.625%, 8/1/26(a)	184,000	204,637
Iliad Holding SASU, 144A,
6.50%, 10/15/26	230,000	235,627
Level 3 Financing, Inc.
5.375%, 5/1/25	160,000	163,594
5.25%, 3/15/26	160,000	164,095
Lumen Technologies, Inc.
Series T, 5.80%, 3/15/22	246,000	248,138
Series W, 6.75%, 12/1/23	162,000	174,822
Series Y, 7.50%, 4/1/24	216,000	234,653
5.625%, 4/1/25	123,000	128,331
Qwest Corp.,
6.75%, 12/1/21	131,000	131,000

Sprint Communications, Inc.,
6.00%, 11/15/22	422,000	439,435
Sprint Corp.
7.875%, 9/15/23	753,000	828,326
7.125%, 6/15/24	495,000	555,430
7.625%, 2/15/25	278,000	318,040
7.625%, 3/1/26	350,000	413,875
Telecom Italia SpA, 144A,
5.303%, 5/30/24	259,000	269,041
T-Mobile USA, Inc.
4.00%, 4/15/22	44,000	44,379
2.25%, 2/15/26	300,000	296,700
2.625%, 4/15/26	223,000	223,418
VEON Holdings BV, 144A,
4.00%, 4/9/25	400,000	408,910
Viasat, Inc., 144A,
5.625%, 9/15/25	150,000	151,772

(Cost $7,072,363)		7,035,500

Consumer, Cyclical - 25.4%
Airlines - 3.1%
Air Canada, 144A,
3.875%, 8/15/26	266,000	265,571
American Airlines Group, Inc., 144A,
3.75%, 3/1/25(a)	125,000	111,536
American Airlines, Inc., 144A,
11.75%, 7/15/25	511,000	620,865
Delta Air Lines, Inc.
3.625%, 3/15/22	130,000	130,169
3.80%, 4/19/23	115,000	117,262
2.90%, 10/28/24	266,000	268,341
7.375%, 1/15/26	184,000	213,112
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 144A,
5.75%, 1/20/26	237,252	243,686
United Airlines Holdings, Inc.,
4.25%, 10/1/22	282,000	285,581
United Airlines, Inc., 144A,
4.375%, 4/15/26	370,000	372,192

(Cost $2,602,538)		2,628,315

Apparel - 0.6%
Hanesbrands, Inc.
144A, 4.625%, 5/15/24	137,000	142,767
144A, 4.875%, 5/15/26	222,000	237,524
William Carter Co., 144A,
5.50%, 5/15/25	75,000	78,056

(Cost $458,503)		458,347

Auto Manufacturers - 3.9%
Ford Motor Co.,
9.00%, 4/22/25	260,000	316,107
Ford Motor Credit Co. LLC
MTN, 3.55%, 10/7/22	549,000	556,466
3.087%, 1/9/23	200,000	202,774
3.096%, 5/4/23	200,000	203,610
4.375%, 8/6/23	218,000	226,086
5.584%, 3/18/24	115,000	123,111
3.664%, 9/8/24	122,000	125,914
4.687%, 6/9/25	200,000	212,597
5.125%, 6/16/25	200,000	215,876
4.134%, 8/4/25	25,000	26,142
3.375%, 11/13/25	330,000	337,484
2.70%, 8/10/26	200,000	198,500
Jaguar Land Rover Automotive PLC
144A, 5.625%, 2/1/23	300,000	301,303
144A, 7.75%, 10/15/25	250,000	267,723

(Cost $3,257,406)		3,313,693

Auto Parts & Equipment - 1.7%
Adient Global Holdings Ltd., 144A,
4.875%, 8/15/26(a)	200,000	200,494
Adient US LLC, 144A,
9.00%, 4/15/25	100,000	106,121
American Axle & Manufacturing, Inc.,
6.25%, 3/15/26	60,000	61,457
Clarios Global LP, 144A,
6.75%, 5/15/25	134,000	140,127
Clarios Global LP / Clarios US Finance Co., 144A,
6.25%, 5/15/26	165,000	171,638
Goodyear Tire & Rubber Co.
9.50%, 5/31/25	160,000	173,002
5.00%, 5/31/26	180,000	184,307
Tenneco, Inc.,
5.00%, 7/15/26(a)	125,000	119,435
ZF North America Capital, Inc., 144A,
4.75%, 4/29/25	246,000	262,407

(Cost $1,424,413)		1,418,988

Distribution/Wholesale - 0.7%
Avient Corp.
5.25%, 3/15/23	47,000	48,973
144A, 5.75%, 5/15/25	265,000	274,955
Wolverine Escrow LLC
144A, 8.50%, 11/15/24(a)	120,000	112,471
144A, 9.00%, 11/15/26	180,000	170,068

(Cost $603,246)		606,467

Entertainment - 3.9%
AMC Entertainment Holdings, Inc., 144A,
10.50%, 4/15/25(a)	93,000	97,920
Banijay Entertainment SASU, 144A,
5.375%, 3/1/25	105,000	107,315
Caesars Entertainment, Inc., 144A,
6.25%, 7/1/25	730,000	759,850
Caesars Resort Collection LLC / CRC Finco, Inc., 144A,
5.75%, 7/1/25	185,000	192,388
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 144A,
5.50%, 5/1/25	192,000	198,561
Cinemark USA, Inc., 144A,
5.875%, 3/15/26(a)	103,000	102,461

International Game Technology PLC
144A, 6.50%, 2/15/25	175,000	190,098
144A, 4.125%, 4/15/26	200,000	203,873
Live Nation Entertainment, Inc., 144A,
4.875%, 11/1/24	178,000	179,404
Mohegan Gaming & Entertainment, 144A,
8.00%, 2/1/26	258,000	264,815
Scientific Games International, Inc.
144A, 8.625%, 7/1/25	52,000	55,417
144A, 5.00%, 10/15/25	330,000	339,050
144A, 8.25%, 3/15/26	225,000	237,108
Six Flags Entertainment Corp., 144A,
4.875%, 7/31/24	200,000	201,750
Six Flags Theme Parks, Inc., 144A,
7.00%, 7/1/25	134,000	141,185
Vail Resorts, Inc., 144A,
6.25%, 5/15/25	50,000	52,354

(Cost $3,317,706)		3,323,549

Food Service - 0.5%
Aramark Services, Inc., 144A,
6.375%, 5/1/25
(Cost $428,671)	410,000	428,081

Home Builders - 0.2%
Meritage Homes Corp.,
6.00%, 6/1/25	80,000	88,462
Toll Brothers Finance Corp.,
4.375%, 4/15/23	56,000	58,075

(Cost $142,206)		146,537

Housewares - 0.8%
Newell Brands, Inc.
4.35%, 4/1/23	189,000	196,004
4.875%, 6/1/25	68,000	73,576
4.70%, 4/1/26	405,000	434,236

(Cost $712,896)		703,816

Leisure Time - 3.4%
Carnival Corp.
144A, 10.50%, 2/1/26	205,000	233,989
144A, 7.625%, 3/1/26	279,000	286,614
Life Time, Inc.
144A, 5.75%, 1/15/26	212,000	215,164
144A, 8.00%, 4/15/26	100,000	102,729
NCL Corp. Ltd.
144A, 12.25%, 5/15/24	49,000	57,974
144A, 3.625%, 12/15/24	370,000	340,470
144A, 10.25%, 2/1/26	104,000	119,270
144A, 5.875%, 3/15/26	150,000	146,438
Royal Caribbean Cruises Ltd.
5.25%, 11/15/22	120,000	121,273
144A, 10.875%, 6/1/23	336,000	365,881
144A, 9.125%, 6/15/23	185,000	196,596
144A, 11.50%, 6/1/25	258,000	289,231
144A, 4.25%, 7/1/26	110,000	103,990
144A, 5.50%, 8/31/26	200,000	195,449
Viking Cruises Ltd., 144A,
13.00%, 5/15/25	79,000	89,218

(Cost $2,900,030)		2,864,286

Lodging - 2.7%
Hilton Domestic Operating Co., Inc., 144A,
5.375%, 5/1/25	81,000	83,936
Melco Resorts Finance Ltd., 144A,
5.25%, 4/26/26	215,000	213,011
MGM Resorts International
7.75%, 3/15/22	230,000	233,283
6.00%, 3/15/23	232,000	241,846
6.75%, 5/1/25	91,000	94,960
5.75%, 6/15/25	200,000	211,473
4.625%, 9/1/26	100,000	101,220
Travel + Leisure Co.
4.25%, 3/1/22	104,000	104,237
3.90%, 3/1/23	133,000	134,259
144A, 6.625%, 7/31/26	150,000	162,415
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
144A, 4.25%, 5/30/23	319,000	319,683
144A, 5.50%, 3/1/25	394,000	395,267

(Cost $2,304,302)		2,295,590

Retail - 3.8%
1011778 BC ULC / New Red Finance, Inc., 144A,
5.75%, 4/15/25	190,000	197,634
Carvana Co., 144A,
5.625%, 10/1/25	115,000	115,324
eG Global Finance PLC
144A, 6.75%, 2/7/25	100,000	100,955
144A, 8.50%, 10/30/25	90,000	92,728
Ferrellgas LP / Ferrellgas Finance Corp., 144A,
5.375%, 4/1/26	198,000	187,808
Golden Nugget, Inc., 144A,
6.75%, 10/15/24(a)	183,000	183,238
IRB Holding Corp., 144A,
7.00%, 6/15/25	287,000	303,579
Macy’s Retail Holdings LLC,
2.875%, 2/15/23	171,000	173,958
NMG Holding Co, Inc. / Neiman Marcus Group LLC, 144A,
7.125%, 4/1/26	204,000	213,680
Party City Holdings, Inc., 144A,
8.75%, 2/15/26	130,000	131,559
Penske Automotive Group, Inc.,
3.50%, 9/1/25	150,000	151,984
QVC, Inc.
4.375%, 3/15/23	139,000	144,217
4.85%, 4/1/24	148,000	158,534
4.45%, 2/15/25	150,000	157,778
Rite Aid Corp.
144A, 7.50%, 7/1/25	200,000	199,937
144A, 8.00%, 11/15/26	150,000	149,468

Staples, Inc., 144A,
7.50%, 4/15/26	450,000	447,469
Yum! Brands, Inc., 144A,
7.75%, 4/1/25	125,000	132,012

(Cost $3,249,371)		3,241,862

Toys/Games/Hobbies - 0.1%
Mattel, Inc., 144A,
3.375%, 4/1/26
(Cost $108,468)	105,000	106,779

Consumer, Non-cyclical - 13.5%
Agriculture - 0.1%
Vector Group Ltd., 144A,
10.50%, 11/1/26
(Cost $113,971)	110,000	113,960

Commercial Services - 2.2%
ADT Security Corp.,
4.125%, 6/15/23	198,000	204,729
Allied Universal Holdco LLC / Allied Universal Finance Corp., 144A,
6.625%, 7/15/26	359,000	370,183
CoreCivic, Inc.,
8.25%, 4/15/26(a)	100,000	103,149
Nielsen Co. Luxembourg SARL, 144A,
5.00%, 2/1/25(a)	193,000	195,762
Prime Security Services Borrower LLC / Prime Finance, Inc.
144A, 5.25%, 4/15/24	92,000	96,569
144A, 5.75%, 4/15/26	243,000	257,526
RR Donnelley & Sons Co., 144A,
6.125%, 11/1/26	90,000	98,648
Sabre GLBL, Inc.
144A, 9.25%, 4/15/25	149,000	165,993
144A, 7.375%, 9/1/25	157,000	162,732
Square, Inc., 144A,
2.75%, 6/1/26	215,000	214,295

(Cost $1,888,349)		1,869,586

Cosmetics/Personal Care - 0.4%
Coty, Inc.
144A, 5.00%, 4/15/26	208,000	212,303
144A, 6.50%, 4/15/26	142,000	145,369

(Cost $354,176)		357,672

Food - 1.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
144A, 3.50%, 2/15/23	117,000	118,283
144A, 3.25%, 3/15/26	115,000	114,958
144A, 7.50%, 3/15/26	150,000	160,308
B&G Foods, Inc.,
5.25%, 4/1/25(a)	120,000	122,051
Kraft Heinz Foods Co.,
3.00%, 6/1/26	330,000	344,124
Sigma Holdco BV, 144A,
7.875%, 5/15/26(a)	130,000	126,181
US Foods, Inc., 144A,
6.25%, 4/15/25	269,000	280,494

(Cost $1,276,932)		1,266,399

CHS/Community Health Systems, Inc.
144A, 6.625%, 2/15/25	285,000	295,955
144A, 8.00%, 3/15/26	504,000	527,333
Envision Healthcare Corp., 144A,
8.75%, 10/15/26	200,000	121,984
HCA, Inc.
5.875%, 5/1/23	232,000	246,001
5.375%, 2/1/25	522,000	570,024
5.875%, 2/15/26	278,000	311,958
5.375%, 9/1/26	200,000	223,998
IQVIA, Inc., 144A,
5.00%, 10/15/26	210,000	215,050
Legacy LifePoint Health LLC, 144A,
6.75%, 4/15/25	150,000	156,125
Molina Healthcare, Inc.,
5.375%, 11/15/22	145,000	149,850
Select Medical Corp., 144A,
6.25%, 8/15/26	227,000	238,624
Tenet Healthcare Corp.
6.75%, 6/15/23	447,000	476,614
4.625%, 7/15/24	90,000	91,014
144A, 4.625%, 9/1/24	116,000	118,320
144A, 7.50%, 4/1/25	200,000	210,504
144A, 4.875%, 1/1/26	389,000	398,202

(Cost $4,368,156)		4,351,556

Pharmaceuticals - 4.2%
Bausch Health Americas, Inc., 144A,
9.25%, 4/1/26	300,000	314,625
Bausch Health Cos., Inc.
144A, 6.125%, 4/15/25	591,000	597,696
144A, 5.50%, 11/1/25	313,000	316,839
144A, 9.00%, 12/15/25	350,000	365,815
Elanco Animal Health, Inc.,
5.272%, 8/28/23	108,000	114,241
Perrigo Finance Unlimited Co.,
4.375%, 3/15/26	200,000	211,405
Teva Pharmaceutical Finance Co. BV,
2.95%, 12/18/22	139,000	138,755
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23	360,000	360,869
6.00%, 4/15/24	190,000	197,980
7.125%, 1/31/25	236,000	252,454
3.15%, 10/1/26	700,000	656,257

(Cost $3,544,514)		3,526,936

Energy - 12.9%
Energy-Alternate Sources - 0.3%
TerraForm Power Operating LLC, 144A,
4.25%, 1/31/23
(Cost $261,455)	256,000	258,414

Oil & Gas - 8.1%
Antero Resources Corp.,
5.00%, 3/1/25(a)	100,000	100,720

Apache Corp.,
4.625%, 11/15/25	100,000	106,063
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 144A,
7.00%, 11/1/26	120,000	121,979
Callon Petroleum Co.,
6.125%, 10/1/24	88,000	84,736
Calumet Specialty Products Partners LP / Calumet Finance Corp., 144A,
11.00%, 4/15/25(a)	150,000	163,801
Chesapeake Energy Corp., 144A,
5.50%, 2/1/26	130,000	135,446
Citgo Holding, Inc., 144A,
9.25%, 8/1/24	236,000	230,567
CITGO Petroleum Corp., 144A,
7.00%, 6/15/25	516,000	521,351
CrownRock LP / CrownRock Finance, Inc., 144A,
5.625%, 10/15/25	270,000	272,457
CVR Energy, Inc., 144A,
5.25%, 2/15/25(a)	27,000	25,782
Endeavor Energy Resources LP / EER Finance, Inc., 144A,
6.625%, 7/15/25(a)	184,000	193,635
EQT Corp.
3.00%, 10/1/22(a)	187,000	187,678
6.625%, 2/1/25	174,000	193,783
144A, 3.125%, 5/15/26	91,000	91,085
Laredo Petroleum, Inc.,
9.50%, 1/15/25	125,000	124,632
Leviathan Bond Ltd.
144A, REGS, 5.75%, 6/30/23	87,000	89,175
144A, REGS, 6.125%, 6/30/25	108,000	113,875
Matador Resources Co.,
5.875%, 9/15/26	210,000	213,649
Moss Creek Resources Holdings, Inc., 144A,
7.50%, 1/15/26	196,000	173,080
Murphy Oil Corp.,
5.75%, 8/15/25	100,000	101,844
Nabors Industries Ltd., 144A,
7.25%, 1/15/26	100,000	86,227
Nabors Industries, Inc.,
5.75%, 2/1/25	119,000	99,709
Occidental Petroleum Corp.
6.95%, 7/1/24	150,000	165,346
2.90%, 8/15/24	256,000	256,916
3.50%, 6/15/25	160,000	160,817
5.875%, 9/1/25	264,000	284,019
5.50%, 12/1/25	100,000	107,148
5.55%, 3/15/26	194,000	208,989
3.40%, 4/15/26	75,000	74,437
3.20%, 8/15/26	300,000	295,332
PBF Holding Co. LLC / PBF Finance Corp. 144A,
9.25%, 5/15/25(a)	232,000	214,511
7.25%, 6/15/25(a)	120,000	80,542
PDC Energy, Inc.,
5.75%, 5/15/26	161,000	162,913
Puma International Financing SA
144A, 5.125%, 10/6/24	200,000	200,120
144A, 5.00%, 1/24/26	200,000	199,456
Range Resources Corp.
5.00%, 3/15/23	214,000	217,342
4.875%, 5/15/25	139,000	141,924
9.25%, 2/1/26	170,000	182,858
SM Energy Co., 144A,
10.00%, 1/15/25	159,000	174,176
Southwestern Energy Co.,
6.45%, 1/23/25	130,000	141,218
Transocean, Inc.
144A, 7.25%, 11/1/25	86,000	63,437
144A, 7.50%, 1/15/26	141,000	100,456

(Cost $6,769,492)		6,863,231

Oil & Gas Services - 0.4%
TechnipFMC PLC, 144A,
6.50%, 2/1/26	163,000	172,734
USA Compression Partners LP / USA Compression Finance Corp.,
6.875%, 4/1/26	142,000	144,789

(Cost $318,831)		317,523

Pipelines - 4.1%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 144A,
7.875%, 5/15/26	75,000	80,745
Buckeye Partners LP
4.15%, 7/1/23	68,000	69,648
144A, 4.125%, 3/1/25	88,000	88,698
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.,
5.75%, 4/1/25	50,000	50,413
DCP Midstream Operating LP
3.875%, 3/15/23	73,000	74,420
5.375%, 7/15/25	112,000	119,978
EnLink Midstream Partners LP
4.40%, 4/1/24	180,000	185,647
4.15%, 6/1/25	50,000	51,351
4.85%, 7/15/26	250,000	256,948
EQM Midstream Partners LP
4.75%, 7/15/23	100,000	103,192
4.00%, 8/1/24	25,000	25,733
144A, 6.00%, 7/1/25	170,000	181,033
Genesis Energy LP / Genesis Energy Finance Corp.,
6.50%, 10/1/25	110,000	107,779
Hess Midstream Operations LP, 144A,
5.625%, 2/15/26	147,000	150,533
New Fortress Energy, Inc.
144A, 6.75%, 9/15/25	232,000	223,329
144A, 6.50%, 9/30/26	310,000	293,776
NGL Energy Operating LLC / NGL Energy Finance Corp., 144A,
7.50%, 2/1/26	380,000	380,439
NGL Energy Partners LP / NGL Energy Finance Corp.,
7.50%, 11/1/23(a)	125,000	119,040
NuStar Logistics LP
5.75%, 10/1/25	100,000	105,847
6.00%, 6/1/26	150,000	159,105

Rockies Express Pipeline LLC, 144A,
3.60%, 5/15/25	54,000	55,450
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 144A,
7.50%, 10/1/25	98,000	104,175
Targa Resources Partners LP / Targa Resources Partners Finance Corp.,
5.875%, 4/15/26	178,000	184,712
Western Midstream Operating LP
4.35%, 2/1/25	300,000	311,105
4.65%, 7/1/26	33,000	35,293

(Cost $3,495,961)		3,518,389

Financial - 12.9%
Banks - 3.1%
CIT Group, Inc.
5.00%, 8/15/22	305,000	313,435
5.00%, 8/1/23	304,000	321,132
4.75%, 2/16/24	65,000	68,700
3.929%, 6/19/24	50,000	51,594
5.25%, 3/7/25	140,000	152,929
Commerzbank AG, 144A,
8.125%, 9/19/23	136,000	150,482
Freedom Mortgage Corp.
144A, 8.125%, 11/15/24	102,000	101,959
144A, 8.25%, 4/15/25	76,000	75,793
144A, 7.625%, 5/1/26	180,000	173,768
Intesa Sanpaolo SpA
144A, 5.017%, 6/26/24	480,000	513,402
144A, 5.71%, 1/15/26	290,000	321,864
UniCredit SpA, 144A, Series N-R,
2.569%, 9/22/26	350,000	351,348

(Cost $2,594,821)		2,596,406

Diversified Financial Services - 3.9%
Ally Financial, Inc.,
5.75%, 11/20/25	180,000	204,060
LD Holdings Group LLC, 144A,
6.50%, 11/1/25	95,000	90,999
Navient Corp.
6.50%, 6/15/22	181,000	186,706
5.50%, 1/25/23	166,000	172,225
7.25%, 9/25/23	83,000	89,387
MTN, 6.125%, 3/25/24	145,000	152,293
5.875%, 10/25/24	56,000	58,649
6.75%, 6/25/25	110,000	118,409
6.75%, 6/15/26	150,000	162,388
OneMain Finance Corp.
6.125%, 5/15/22	153,000	156,768
5.625%, 3/15/23	147,000	152,643
6.125%, 3/15/24	241,000	253,350
6.875%, 3/15/25	265,000	291,891
8.875%, 6/1/25	215,000	230,803
7.125%, 3/15/26	296,000	333,277
PennyMac Financial Services, Inc., 144A,
5.375%, 10/15/25	106,000	106,732
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc., 144A,
2.875%, 10/15/26	220,000	214,810
SLM Corp.
4.20%, 10/29/25	100,000	104,430
3.125%, 11/2/26	100,000	97,982
United Wholesale Mortgage LLC, 144A,
5.50%, 11/15/25	130,000	129,667

(Cost $3,309,221)		3,307,469

Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc., 144A,
7.00%, 11/15/25	209,000	207,688
AssuredPartners, Inc., 144A,
7.00%, 8/15/25	176,000	174,889
HUB International Ltd., 144A,
7.00%, 5/1/26	150,000	153,389
Radian Group, Inc.,
6.625%, 3/15/25	160,000	174,963

(Cost $715,687)		710,929

Real Estate - 0.4%
Realogy Group LLC / Realogy Co.-Issuer Corp.
144A, 4.875%, 6/1/23	62,000	63,579
144A, 7.625%, 6/15/25	262,000	276,961

(Cost $339,219)		340,540

Real Estate Investment Trusts - 3.7%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL, 144A,
5.75%, 5/15/26(a)	200,000	206,030
Diversified Healthcare Trust,
9.75%, 6/15/25	263,000	284,620
HAT Holdings I LLC / HAT Holdings II LLC, 144A,
3.375%, 6/15/26	250,000	246,445
iStar, Inc.
4.75%, 10/1/24	144,000	149,087
4.25%, 8/1/25	150,000	152,068
5.50%, 2/15/26	65,000	67,360
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	102,000	109,228
144A, 4.625%, 6/15/25	122,000	130,088
4.50%, 9/1/26(a)	100,000	107,366
RLJ Lodging Trust LP, 144A,
3.75%, 7/1/26	100,000	98,953
Service Properties Trust
5.00%, 8/15/22	133,000	132,633
4.35%, 10/1/24	145,000	142,039
7.50%, 9/15/25	235,000	249,676
4.75%, 10/1/26	90,000	86,189

Starwood Property Trust, Inc.
4.75%, 3/15/25	70,000	72,734
144A, 3.625%, 7/15/26	80,000	79,239
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
144A, 7.125%, 12/15/24	150,000	153,142
144A, 7.875%, 2/15/25	322,000	337,113
VICI Properties LP / VICI Note Co., Inc.,
144A, 3.50%, 2/15/25	154,000	155,995
XHR LP, 144A,
6.375%, 8/15/25	150,000	156,644

(Cost $3,123,190)		3,116,649

Venture Capital - 1.0%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
6.75%, 2/1/24	115,000	115,635
4.75%, 9/15/24	278,000	283,268
6.375%, 12/15/25	150,000	152,138
6.25%, 5/15/26	320,000	329,239

(Cost $885,294)		880,280

Industrial - 9.6%
Aerospace/Defense - 3.9%
Bombardier, Inc.
144A, 7.50%, 12/1/24	185,000	192,199
144A, 7.50%, 3/15/25	348,000	355,240
144A, 7.125%, 6/15/26	248,000	256,370
Howmet Aerospace, Inc.
5.125%, 10/1/24	256,000	275,338
6.875%, 5/1/25	125,000	142,668
Rolls-Royce PLC, 144A,
3.625%, 10/14/25	186,000	188,923
Spirit AeroSystems, Inc.
144A, 5.50%, 1/15/25	115,000	118,686
144A, 7.50%, 4/15/25	145,000	151,872
TransDigm, Inc.
144A, 8.00%, 12/15/25	180,000	189,916
144A, 6.25%, 3/15/26	880,000	914,267
6.375%, 6/15/26	190,000	195,683
Triumph Group, Inc.
144A, 8.875%, 6/1/24	123,000	134,914
144A, 6.25%, 9/15/24	71,000	71,404
7.75%, 8/15/25(a)	118,000	117,429

(Cost $3,223,013)		3,304,909

Building Materials - 0.1%
JELD-WEN, Inc., 144A,
4.625%, 12/15/25
(Cost $81,471)	80,000	80,883

Electrical Components & Equipment - 0.4%
WESCO Distribution, Inc., 144A,
7.125%, 6/15/25
(Cost $348,917)	325,000	343,699

Electronics - 0.5%
Sensata Technologies BV
144A, 4.875%, 10/15/23	76,000	80,156
144A, 5.625%, 11/1/24	76,000	83,069
144A, 5.00%, 10/1/25	207,000	224,447

(Cost $385,713)		387,672

Engineering & Construction - 0.2%
Brand Industrial Services, Inc., 144A,
8.50%, 7/15/25
(Cost $200,518)	203,000	200,430

Environmental Control - 0.6%
GFL Environmental, Inc.
144A, 4.25%, 6/1/25	232,000	237,647
144A, 3.75%, 8/1/25	80,000	81,107
Stericycle, Inc., 144A,
5.375%, 7/15/24	149,000	152,717

(Cost $471,283)		471,471

Miscellaneous Manufacturing - 0.3%
FXI Holdings, Inc., 144A,
7.875%, 11/1/24	175,000	177,865
Hillenbrand, Inc.,
5.75%, 6/15/25	74,000	77,307

(Cost $252,700)		255,172

Packaging & Containers - 3.1%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
144A, 5.25%, 4/30/25	200,000	206,183
144A, 4.125%, 8/15/26	200,000	202,506
Ball Corp.
4.00%, 11/15/23	185,000	193,764
5.25%, 7/1/25	250,000	274,649
4.875%, 3/15/26	139,000	151,423
Flex Acquisition Co., Inc., 144A,
6.875%, 1/15/25	206,000	205,940
LABL, Inc., 144A,
6.75%, 7/15/26	170,000	174,606
Mauser Packaging Solutions Holding Co.
144A, 5.50%, 4/15/24	415,000	416,004
144A, 7.25%, 4/15/25(a)	250,000	245,608
Owens-Brockway Glass Container, Inc., 144A,
5.875%, 8/15/23	203,000	211,501
Sealed Air Corp.
144A, 5.125%, 12/1/24	50,000	53,094
144A, 5.50%, 9/15/25	80,000	87,356
Trivium Packaging Finance BV,
144A, 5.50%, 8/15/26	200,000	206,875

(Cost $2,625,959)		2,629,509

Transportation - 0.3%
XPO Logistics, Inc., 144A,
6.25%, 5/1/25
(Cost $290,942)	275,000	286,435

Trucking & Leasing - 0.2%
Fortress Transportation and Infrastructure Investors LLC, 144A,
6.50%, 10/1/25
(Cost $137,443)	135,000	137,869

Technology - 3.8%
Computers - 1.8%
Diebold Nixdorf, Inc.
8.50%, 4/15/24(a)	33,000	32,636
144A, 9.375%, 7/15/25	230,000	244,606
Exela Intermediate LLC / Exela Finance, Inc., 144A,
10.00%, 7/15/23	173,000	140,536
Seagate HDD Cayman
4.875%, 3/1/24	203,000	215,578
4.75%, 1/1/25	120,000	128,512
Vericast Corp., 144A,
11.00%, 9/15/26	229,000	239,591
Western Digital Corp.,
4.75%, 2/15/26	470,000	508,166

(Cost $1,483,709)		1,509,625

Office/Business Equipment - 0.8%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	123,000	134,164
4.125%, 5/1/25	170,000	174,155
Xerox Corp.,
4.375%, 3/15/23	185,000	189,775
Xerox Holdings Corp., 144A,
5.00%, 8/15/25	139,000	143,161

(Cost $639,212)		641,255

Semiconductors - 0.1%
ams AG, 144A,
7.00%, 7/31/25(a)
(Cost $112,019)	105,000	110,827

Software - 1.1%
Boxer Parent Co., Inc., 144A,
7.125%, 10/2/25	117,000	122,799
CDK Global, Inc.,
5.00%, 10/15/24	67,000	73,413
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 144A,
5.75%, 3/1/25	260,000	260,313
PTC, Inc., 144A,
3.625%, 2/15/25	147,000	148,006
Veritas US, Inc. / Veritas Bermuda Ltd., 144A,
7.50%, 9/1/25	338,000	348,602

(Cost $953,574)		953,133

Utilities - 1.7%
Electric - 1.1%
Calpine Corp., 144A,
5.25%, 6/1/26	170,000	174,197
DPL, Inc.,
4.125%, 7/1/25	60,000	62,438
FirstEnergy Corp., Series B,
4.75%, 3/15/23	157,000	161,597
NextEra Energy Operating Partners LP, 144A,
4.25%, 7/15/24	350,000	358,468
Talen Energy Supply LLC
6.50%, 6/1/25	115,000	64,652
144A, 10.50%, 1/15/26	120,000	73,833
TransAlta Corp.,
4.50%, 11/15/22	54,000	54,900

(Cost $955,333)		950,085

Gas - 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	121,000	129,111
5.50%, 5/20/25	107,000	114,694
5.875%, 8/20/26	200,000	218,656

(Cost $466,409)		462,461

TOTAL CORPORATE BONDS (Cost $81,622,952)		81,551,928

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 3.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
(Cost $2,776,874)	2,776,874	2,776,874

CASH EQUIVALENTS - 7.2%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
(Cost $6,078,597)	6,078,597	6,078,597

TOTAL INVESTMENTS - 106.7%
(Cost $90,478,423)		$90,407,399
Other assets and liabilities, net - (6.7%)		(5,678,970)

NET ASSETS - 100.0%		$84,728,429

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2021 is as follows:

Value ($) at 8/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2021	Value ($) at 11/30/2021
SECURITIES LENDING COLLATERAL — 3.3%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01% (b)(c)
1,323,612	1,453,262 (d)	—	—	—	51	—	2,776,874	2,776,874
CASH EQUIVALENTS — 7.2%
DWS Government Money Market Series “Institutional Shares”, 0.04% (b)
5,311,866	8,843,555	(8,076,824)	—	—	373	—	6,078,597	6,078,597

6,635,478	10,296,817	(8,076,824)	—	—	424	—	8,855,471	8,855,471

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2021 amounted to $3,530,070, which is 4.2% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $891,734.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2021.

MTN:	Medium Term Note
REIT:	Real Estate Investment Trust
REGS:

Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$81,551,928	$—	$81,551,928
Short-Term Investments (e)	8,855,471	—	—	8,855,471

TOTAL	$8,855,471	$81,551,928	$—	$90,407,399

(e)	See Schedule of Investments for additional detailed categorizations.